Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
	December 31, 2021		December 31, 2020
Amount computed using the statutory rate	$(621,000)	(21)%	$(387,000)	(21)%
Changes in prior year estimates	(734,000)	(25)%	(417,000)	(23)%
Non-taxable item – SBA loan forgiven	-	-	(97,000)	(5)%
Other	-	-	15,000	1%
Change in valuation allowance	1,355,000	46%	886,000	48%
Total income tax provision (benefit)	$-	-%	$-	-%

Schedule of net deferred tax assets
	December 31,	December 31,
	2021	2020
Deferred tax asset:
Net operating loss carryforward	4,131,000	2,818,000
Exploration costs	12,000	30,000
Stock based compensation	96,000	96,000
Asset retirement obligation	161,000	73,000
Total deferred tax assets	4,400,000	3,054,000
Valuation allowance	(4,269,000)	(2,915,000)
	131,000	103,000
Deferred tax liabilities: Property and equipment	(131,000)	(103,000)
Net deferred tax assets	-	-